Note 12 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2024	2023

Balance, January 1	$332,963	$233,429
RNCI share of earnings	15,624	14,140
RNCI redemption increment	37,775	32,490
Distributions paid to RNCI	(9,292)	(7,376)
Purchases of interests from RNCI, net	(24,354)	(4,285)
RNCI recognized on business acquisitions	95,143	63,859
Other	1,478	706
Balance, December 31	$449,337	$332,963